Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings

15. Other Borrowings

Other borrowings at December 31, 2011 and 2010 are comprised of the following:

	2011	2010
FHLB advances, including unamortized premium of $1,199 and $2,487, respectively	$1,237,485	$866,655
Securities sold under agreements to repurchase, including unamortized premium of $394 and $714, respectively	20,394	20,714
Notes payable	—	20

	$1,257,879	$887,389

The securities sold under agreements to repurchase mature in 2013.

Interest expense on FHLB advances for the years ended December 31, 2011, 2010 and 2009 was $31,912, $35,959 and $46,793, respectively.

Advances from the FHLB at December 31, 2011 and 2010 are as follows:

	2011	2010
Fixed-rate advances with a weighted-average interest rate of 2.45% and 3.63%, respectively	$846,786	$720,168
Convertible advances with a weighted-average fixed interest rate of 4.42% and 4.42%, respectively	44,000	44,000
Overnight advances with a weighted-average floating interest rate of 0.36% and 0.47%, respectively	345,500	100,000

	$1,236,286	$864,168

EverBank Financial Corp and Subsidiaries

Notes to Consolidated Financial Statements

(Dollars in thousands, except per share data)

Contractual maturity dates for FHLB advances at December 31, 2011 are as follows:

2012	$692,428
2013	252,858
2014	100,000
2015	81,000
2016	80,000
2017	25,000
2018	—
2019	5,000

$1,236,286

At December 31, 2011 and 2010, the Company had an agreement with the Federal Home Loan Bank of Atlanta to borrow up to 40% of the Bank’s assets, subject to the lendable value of the assets pledged under the facility. The agreement requires a blanket floating lien on any of four loan categories: 1-4 family first mortgage loans, multifamily (5+ units) mortgage loans, home equity lines of credit and second mortgage loans, and commercial real estate loans. As of December 31, 2011, all four loan categories were pledged to secure FHLB advances in a blanket floating lien. As of December 31, 2010, only 1-4 family first mortgage loans were pledged to secure FHLB advances in a blanket floating lien. In addition, the Company also pledges certain investment securities from time to time to secure FHLB advances.

At December 31, 2011, the carrying amounts of loans and investment securities pledged to secure FHLB advances were $8,468,850 and $231,056, respectively. At December 31, 2010, the carrying amount of loans and investment securities pledged to secure FHLB advances were $5,360,259 and $144,192, respectively. The lendable value of assets pledged was $2,071,704 and $1,116,322 as of December 31, 2011 and 2010, respectively. Based on the lendable value of assets pledged, the Company was eligible to borrow an additional $832,593 and $252,154 at December 31, 2011 and 2010, respectively. The Company was in compliance with all financial covenants as of December 31, 2011.

In February 2010, immediately following its acquisition of TCFG, the Company early extinguished $324,397 of the debt it assumed through the TCFG acquisition. The consideration paid for the early extinguishment totaled $344,116, including $12,079 for hedge termination. The Company recorded a loss on the early extinguishment of $7,640 in general and administrative expense in the consolidated statements of income. The loss represented the difference between the debt’s carrying value after purchase accounting and its reacquisition price. The source of funds utilized for this transaction was available cash and short term borrowings.

In June 2010, the Company early extinguished an additional $30,985 in debt it assumed through the TCFG acquisition. The consideration paid for the early extinguishment was $33,603. The Company recorded a loss on early extinguishment of $2,618 in general and administrative expense in the consolidated statements of income. The loss represented the difference between the debt’s carrying value after purchase accounting and its reacquisition price. The source of funds utilized for this transaction was available cash and short term borrowings.

In June 2010, immediately following the Bank of Florida acquisition, the Company early extinguished $72,621 of FHLB advances. The consideration paid for the early extinguishment was $72,705. The Company recorded a loss on early extinguishment of $84 in general and administrative expense in the consolidated statements of income.